Acquisitions & Divestitures - Goodwill and Restricted Cash (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisitions
Goodwill		$ 55,643	$ 53,765	$ 52,471
Red Hat, Inc.
Acquisitions
Weighted average useful life	10 years 10 months 24 days
Goodwill	$ 22,985	$ 20,300
Estimated percent of goodwill deductible for tax purposes		7.00%
Red Hat, Inc. | Kyndryl Holdings, Inc
Acquisitions
Amount of goodwill derecognized		$ 2,700
Software | Red Hat, Inc.
Acquisitions
Goodwill		18,400
Consulting | Red Hat, Inc.
Acquisitions
Goodwill		1,100
Infrastructure | Red Hat, Inc.
Acquisitions
Goodwill		$ 800